SEGMENTED INFORMATION	6 Months Ended	12 Months Ended
	Apr. 30, 2023	Oct. 31, 2022
Notes and other explanatory information [abstract]
SEGMENTED INFORMATION

13. SEGMENTED INFORMATION

The Company’s breakdown of sales by geographical region is as follows:

	Six months ended April 30, 2023	Six months ended April 30, 2022
United States of America	$1,319,868	$1,079,617
Canada	81,756	32,191
	$1,401,624	$1,111,808

	Three months ended April 30, 2023	Three months ended April 30, 2022
United States of America	$295,627	$289,670
Canada	29,905	12,308
	$325,532	$301,978

BRUUSH ORAL CARE INC.

NOTES TO THE CONDENSED INTERIM FINANCIAL STATEMENTS

(Unaudited - Expressed in U.S. dollars)

Three and six months ended April 30, 2023 and 2022

The Company’s breakdown of sales by product segment is as follows:

	Six months ended April 30, 2023	Six months ended April 30, 2022
Devices	$1,088,876	$665,475
Consumables	312,748	446,333
	$1,401,624	$1,111,808

	Three months ended April 30, 2023	Three months ended April 30, 2022
Devices	$280,450	$62,683
Consumables	45,082	238,295
	$325,532	$1,111,808

16. SEGMENTED INFORMATION

The Company’s breakdown of sales by geographical region is as follows:

	12-months ended October 31, 2022	9-months ended October 31, 2021	12-months ended January 31, 2021
United States of America	$1,656,215	$1,238,259	$512,094
Canada	976,227	727,182	389,068
	$2,632,442	$1,965,441	$901,162

The Company’s breakdown of sales by product segment is as follows:

	12-months ended October 31, 2022	9-months ended October 31, 2021	12-months ended January 31, 2021
Devices	$1,663,939	$1,367,778	$817,778
Consumables	968,503	597,663	83,384
	$2,632,442	$1,965,441	$901,162